UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Enhanced Municipal Value Fund (NEV)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (4)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 104.0%
	MUNICIPAL BONDS – 103.1%
	National – 1.3%
$ 1,926	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	1/18 at 100.00	Ba1	$ 1,916,074
	Series 2013A-5, 5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)
2,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	5/14 at 100.00	Ba2	2,030,060
	Series 2000B, 5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)
3,926	Total National			3,946,134
	Alabama – 0.7%
2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/15 at 100.00	AA	2,000,800
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
	Arizona – 4.0%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/22 at 100.00	AA–	1,737,002
	Option Bond Trust 3256, 18.465%, 7/01/36 (IF) (5)
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	2,186,460
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	AA	2,742,600
	Obligation Bonds, Series 2009, 6.500%, 7/15/31 – BAM Insured
1,030	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	1,031,236
	Academies – Veritas Project, Series 2012, 6.600%, 7/01/47
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	294,970
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds,	5/22 at 100.00	B	2,241,980
	Series 2012A, 9.750%, 5/01/25
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	51,353
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
1,883	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,889,798
	2005, 6.000%, 7/01/30
11,368	Total Arizona			12,175,399
	California – 16.1%
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA	5,397,300
	2009F-1, 5.000%, 4/01/34
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	No Opt. Call	Aa1	1,291,395
	Tender Option Bond Trust 3144, 19.576%, 10/01/16 (IF)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,245,375
	Tender Option Bond Trust 3878, 25.24%, 10/01/33 (IF) (5)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 3248:
1,700	24.988%, 2/15/23 (IF) (5)	8/20 at 100.00	AA–	2,805,765
300	24.988%, 2/15/23 (IF) (5)	8/20 at 100.00	AA–	495,135
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,171,070
	2009, 8.000%, 11/01/29
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	530,025
	of the West, Series 2010, 5.750%, 10/01/25
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	468,396
	Subordinate Series 2011A, 7.000%, 12/01/36
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA+	290,125
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1	9/19 at 100.00	N/R	510,864
	Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32
3,030	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA	3,039,666
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured
2,065	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	1,864,158
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011, 21.896%, 6/01/45 –
	AMBAC Insured (IF) (5)
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,583,240
	Bonds, Series 2007A-1, 5.750%, 6/01/47
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	4,740,450
	3253, 33.539%, 1/15/19 (IF) (5)
1,710	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/18 at 100.00	Aa1	2,409,390
	Bonds, Tender Option Bond Trust 3237, 24.909%, 8/01/27 (IF)
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,875,040
	Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 22.429%, 9/01/42 (IF) (5)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	568,895
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/14 at 100.00	C	101,245
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	1,283,159
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,289,201
	Project, Series 2011, 6.750%, 9/01/40
1,335	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	4/14 at 100.00	BB	1,361,700
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	271,540
	6.750%, 11/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	268,595
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27	2/21 at 100.00	A–	577,700
700	6.750%, 8/01/33	2/21 at 100.00	A–	814,436
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	546,105
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	424,530
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	1,051,780
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage Dustrict, Kern County,	No Opt. Call	AA–	3,123,648
	California, Revenue Bonds, Tender Option Bond Trust 3584, 22.474%, 6/01/17 (IF) (5)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA–	3,197,858
	Series 2007, 5.000%, 8/01/31 – AGM Insured
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A	1,145,863
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA–	1,062,197
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
40,935	Total California			48,805,846
	Colorado – 4.1%
1,984	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	1,910,017
	Evergreen, Series 2005A, 6.500%, 12/01/35
765	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle	12/14 at 100.00	N/R	765,191
	Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
250	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	244,573
51	5.000%, 9/01/16 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	39,167
2,000	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation	12/17 at 100.00	N/R	1,656,880
	Bonds, Limited Tax Series 2007, 5.125%, 12/01/37 – RAAI Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003:
1,000	7.600%, 12/01/16 (Pre-refunded 6/01/14)	6/14 at 101.00	N/R (8)	1,034,880
500	7.700%, 12/01/17 (Pre-refunded 6/01/14)	6/14 at 101.00	N/R (8)	517,610
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	551,694
4,030	6.500%, 11/15/38	No Opt. Call	A	4,896,289
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	844,487
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
11,870	Total Colorado			12,460,788
	Connecticut – 0.7%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	933,977
	7.750%, 1/01/43
1,165	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,272,483
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
2,080	Total Connecticut			2,206,460
	Delaware – 0.4%
1,160	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington	5/14 at 100.00	N/R	1,160,592
	Housing Authority-Lincoln Towers Project, Seies 2011, 5.750%, 7/15/16
	District of Columbia – 0.5%
1,500	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc.,	3/21 at 100.00	BBB–	1,526,790
	Series 2011, 6.375%, 3/01/31
	Florida – 6.7%
1,865	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,592,206
	Bonds, Series 2006A, 5.125%, 5/01/38
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	6/23 at 100.00	BBB–	1,977,780
	Refunding Series 2013A, 5.625%, 6/01/33
1,000	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	911,420
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
940	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	5/14 at 100.00	N/R	940,038
	6.625%, 5/01/34
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	1,012,020
	Charter School, Inc. Projects, Series 2011A, 7.500%, 6/15/33
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A	1,097,890
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	1,720,875
	2010A-1, 5.375%, 10/01/35
3,660	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition Series 2009A,	4/19 at 100.00	AA–	3,816,428
	5.125%, 4/01/34 – AGC Insured
1,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	1,015,300
	5.375%, 10/01/40
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,
	Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,020,530
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,009,700
475	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	484,614
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
80	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	58,843
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
230	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	137,926
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	42,213
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (7)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	14,928
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (7)
245	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	245,010
	2012A-1, 6.650%, 5/01/40
985	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	939,789
	5.400%, 5/01/37
565	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	317,541
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (7)
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	1,081,458
	Bonds, Series 2012-A2, 5.500%, 5/01/34
20,995	Total Florida			20,436,510
	Georgia – 6.3%
12,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30 (UB)	1/21 at 100.00	AA	12,992,280
715	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	836,264
	7.500%, 1/01/31
775	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	A2	942,795
	6.750%, 1/01/20
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B+	1,479,300
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
2,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	B+	2,646,750
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	99,221
150	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	168,476
17,480	Total Georgia			19,165,086
	Illinois – 11.2%
3,245	CenterPoint Intermodal Center Program Trust Series, Illinois, 2004 Class A Certificates,	No Opt. Call	N/R	3,242,501
	3.840%, 6/15/23
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA–	2,315,720
	2005, 6.000%, 12/01/24 – AGM Insured
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/20 at 100.00	BBB–	1,052,070
	6.125%, 5/15/27
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	2,958,120
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 1122:
1,605	21.751%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	1,351,233
1,540	17.550%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	1,344,805
770	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2,	5/14 at 100.00	N/R	770,732
	6.375%, 5/15/17
1,000	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	2/15 at 100.00	BB–	965,280
	5.375%, 2/15/25
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	3,464,400
	2006A, 5.000%, 4/01/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,007,980
	5.500%, 5/15/26
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option
	Bond Trust 4285:
690	18.120%, 8/15/20 (IF) (5)	No Opt. Call	AA+	772,082
150	18.120%, 8/15/20 (IF) (5)	No Opt. Call	AA+	162,318
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds	8/19 at 100.00	AA+	3,241,469
	Trust 11-16B, 27.702%, 8/15/39 (IF) (5)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	1,036,330
	5.125%, 5/15/35
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	527,910
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust	No Opt. Call	AA	656,538
	3908, 26.907%, 2/15/19 – AGM Insured (IF) (5)
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	1,097,960
	Series 2009, 6.125%, 5/15/25
2,235	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	6/14 at 100.00	Ca	1,810,328
	IV LLC, Fullerton Village Project, Series 2004A, 5.000%, 6/01/24 (7)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30	1/16 at 100.00	D	1,061,568
1,515	5.250%, 1/01/36	1/16 at 100.00	D	567,837
1,000	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	994,850
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	1,110,870
	2010, 6.000%, 6/01/28
1,500	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental	6/17 at 103.00	N/R	1,327,770
	Health Center, Series 2007, 6.625%, 6/01/37
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,040,160
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
35,865	Total Illinois			33,880,831
	Indiana – 1.7%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,409,062
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,490,190
	Project, Series 2013A, 5.000%, 7/01/35 (Alternative Minimum Tax)
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	2,218,940
	2011, 7.750%, 9/01/31
4,895	Total Indiana			5,118,192
	Kansas – 2.5%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding	5/20 at 100.00	A	3,041,790
	Series 2010S, 5.000%, 5/15/30
1,345	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	1,346,749
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	3,221,976
	Project, Series 2012, 6.000%, 12/15/32
7,910	Total Kansas			7,610,515
	Kentucky – 0.3%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series	8/23 at 100.00	AA–	1,042,130
	2013, 5.700%, 8/01/39 – AGM Insured
	Louisiana – 2.2%
2,710	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,867,153
	Project, Series 2011A, 7.750%, 12/15/31
2,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General	5/20 at 100.00	A3	2,044,340
	Medical Center Project, Series 2010, 5.500%, 11/01/40
305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008,	5/23 at 100.00	BBB+	272,533
	4.250%, 12/01/38 (WI/DD, Settling 2/03/14)
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899,	5/20 at 100.00	AA	1,491,235
	18.340%, 5/01/33 (IF)
6,180	Total Louisiana			6,675,261
	Massachusetts – 1.5%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	695,319
	2010A, 5.500%, 1/01/22
680	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	713,293
	2010B, 5.500%, 1/01/23
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	7,830
	Issue, Series 2008A, 6.250%, 1/15/28 (7)
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	2,039,676
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2010C, 5.000%, 12/01/30	6/20 at 100.00	AA–	1,020,600
	(Alternative Minimum Tax)
7,690	Total Massachusetts			4,476,718
	Michigan – 7.1%
9,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	AA	10,387,550
	5.250%, 5/01/27 – AGM Insured (UB) (5)
6,590	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	7/14 at 100.00	A	6,055,881
	7/01/34 – NPFG Insured
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa2	3,014,782
	Series 2007, 5.000%, 5/01/32 – AGM Insured
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A2	2,166,444
	Refunding Series 2009, 5.750%, 11/15/39
21,205	Total Michigan			21,624,657
	Mississippi – 0.2%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/14 at 100.00	BBB	500,025
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.5%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	1,000,160
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	665,760
	of West County, Series 2007A, 5.375%, 9/01/21
1,640	Total Missouri			1,665,920
	Nebraska – 0.4%
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	AA	1,061,110
	5.000%, 2/01/43
	Nevada – 1.5%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	2,113,560
	International Airport, Series 2010A, 5.000%, 7/01/30
1,670	Las Vegs, Nevada, General Obligation Bonds, Tender Option Bond Trust 3265,	No Opt. Call	AA	2,548,387
	33.095%, 4/01/17 (IF)
3,670	Total Nevada			4,661,947
	New Jersey – 1.8%
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/14 at 100.00	B	975,850
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,596,441
1,485	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,559,191
	5.000%, 12/01/26
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	1,301,790
	Series 2007-1A, 4.625%, 6/01/26
5,635	Total New Jersey			5,433,272
	New York – 3.5%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,177,627
1,225	6.250%, 7/15/40	1/20 at 100.00	BBB–	1,310,738
2,000	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,147,520
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	1,062,570
	College, Series 2011, 6.000%, 6/01/34
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	2,745,775
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	287,655
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/26	6/16 at 100.00	BB–	1,777,600
10,090	Total New York			10,509,485
	Ohio – 6.6%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	6/17 at 100.00	B–	843,210
6,000	5.750%, 6/01/34	6/17 at 100.00	B	4,672,080
6,500	5.875%, 6/01/47	6/17 at 100.00	B	5,192,200
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	801,321
	Services, Improvement Series 2010A, 5.625%, 7/01/26
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,387,780
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,053,150
	Refunding & Improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	A+	2,768,793
	3260, 29.368%, 5/01/29 (IF)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,334,196
	Project, Series 2009E, 5.625%, 10/01/19
21,130	Total Ohio			20,052,730
	Pennsylvania – 5.4%
1,500	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	1,469,955
	Series 2013, 5.000%, 5/15/26
1,000	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	1,044,040
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	12/21 at 100.00	BB–	1,561,725
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba3	1,085,889
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,605,690
	Ministries Project, Series 2009, 6.125%, 1/01/29
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	2,016,360
	Series 2009, 7.750%, 12/15/27
1,125	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	1,525,725
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B,
	17.985%, 8/01/38 (IF) (5)
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/15 at 100.00	N/R	17,647
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/14 at 100.00	CCC+	999,960
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	1,009,310
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,202,520
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	2,798,460
	0.000%, 12/01/30
16,185	Total Pennsylvania			16,337,281
	Puerto Rico – 2.1%
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds,	12/18 at 100.00	A+	1,502,760
	Modernization Series 2008, 5.125%, 12/01/27
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	3/16 at 100.00	BBB–	655,840
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2006, 5.000%, 3/01/36
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	834,050
	5.500%, 7/01/27 – AMBAC Insured
3,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond Trust	8/21 at 100.00	A+	1,185,940
	1183, 8.497%, 8/01/43 (IF) (5)
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.125%, 7/01/31	7/14 at 100.00	BBB–	684,290
1,500	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A,	No Opt. Call	BBB–	1,414,050
	5.250%, 7/01/15
9,500	Total Puerto Rico			6,276,930
	Tennessee – 0.2%
500	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing	12/20 at 100.00	A–	500,100
	Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30
50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/24	No Opt. Call	A	54,626
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	166,878
705	Total Tennessee			721,604
	Texas – 3.4%
3,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	109,375
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
1,050	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos	5/21 at 100.00	BBB	1,168,713
	Foundation, Inc., Series 2011A, 6.500%, 5/15/31
265	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. –	7/14 at 100.00	B	265,016
	Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	2,635,290
	11947, 25.325%, 3/01/19 (IF)
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	12/21 at 100.00	N/R	969,310
	Home Inc., Series 2012, 7.250%, 12/15/47
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	537,519
	Lien Series 2008D, 6.250%, 12/15/26
810	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	886,270
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,109,730
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,418,640
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series	8/14 at 25.11	A–	1,216,750
	2002, 0.000%, 8/15/37 – AMBAC Insured
16,380	Total Texas			10,316,613
	Utah – 0.3%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB–	981,850
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 1.0%
	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28	1/21 at 100.00	Baa2	1,076,240
1,760	6.250%, 1/01/33	1/21 at 100.00	Baa2	1,875,051
2,760	Total Vermont			2,951,291
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	257,403
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 0.8%
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	1,327,260
	Series 2007B1, 5.000%, 6/01/47
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	1,012,646
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
3,010	Total Virginia			2,339,906
	Washington – 2.5%
275	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/14 at 100.00	N/R	261,605
	Series 2013, 5.750%, 4/01/43
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,072,880
	Center, Series 2011A, 5.375%, 1/01/31
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,124,940
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	BBB–	926,780
	Puget Sound, Series 2006, 5.000%, 12/01/36 – RAAI Insured
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	2,068,340
	Series 2009, 5.625%, 10/01/40
7,275	Total Washington			7,454,545
	West Virginia – 0.2%
750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	724,920
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 4.6%
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A,	2/19 at 102.00	AA–	3,830,855
	6.500%, 2/01/31
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/20 at 100.00	Baa2	1,077,230
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	505,515
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,161,500
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 22.763%, 4/01/17 (IF) (5)
1,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	No Opt. Call	AA–	413,703
	Obligated Group, Tender option Bond Trust 3592, 17.733%, 10/01/20 (IF) (5)
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,133,800
	Healthcare System, Series 2006A, 5.250%, 8/15/21
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	501,452
	Services Inc., Series 2006B, 5.125%, 8/15/30
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond	5/19 at 100.00	AA–	4,384,450
	Trust 10B, 33.314%, 5/01/36 (IF) (5)
12,290	Total Wisconsin			14,008,505
	Wyoming – 0.7%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. –
	University of Wyoming Project, Series 2011:
500	6.250%, 7/01/31	7/21 at 100.00	BBB	520,640
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,664,463
2,100	Total Wyoming			2,185,103
$ 313,929	Total Municipal Bonds (cost $294,084,561)			312,753,149

Shares	Description (1)			Value
	COMMON STOCKS – 0.3%
	Airlines – 0.3%
24,178	American Airlines Group Inc., (2), (11)			$ 811,172
	Total Common Stocks (cost $623,314)			811,172

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.6%
	Airlines – 0.6%
67,302	American Airlines Group Inc., (2), (11)	6.250%	N/R	$ 1,794,944
	Total Convertible Preferred Securities (cost $1,717,540)			1,794,944
	Total Long-Term Investments (cost $296,425,415)			315,359,265
	Floating Rate Obligations – (5.9)%			(18,000,000)
	Other Assets Less Liabilities – 1.9% (9)			5,769,411
	Net Assets – 100%			$ 303,128,676

Investments in Derivatives as of January 31, 2014
Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation) (9)
Barclays Bank PLC	$6,500,000	Receive	3-Month USD-LIBOR	3.322%	Semi-Annually	4/24/14	4/24/34	$212,918

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$312,713,982	$39,167	$312,753,149
Common Stock	811,172	—	—	811,172
Convertible Preferred Securities	1,794,944	—	—	1,794,944
Derivatives:
Swaps*	—	212,918	—	212,918
Total	$2,606,116	$312,926,900	$39,167	$315,572,183
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments (excluding investments in derivatives) was $278,699,956.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 29,838,556
Depreciation	(11,179,263)
Net unrealized appreciation (depreciation) of investments	$ 18,659,293

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
(11)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014